Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expenses, net:
Total costs	$ 39,574	$ 37,522	$ 22,033
Less - capitalized software development costs	(5,160)	(5,567)	(5,545)
Research and development expenses, net	$ 34,414	$ 31,955	$ 16,488